Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Motley Fool Great America Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Great America Fund is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Great America Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Great America Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Great America Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Great America Fund’s performance. During the most recent fiscal year, the Great America Fund’s portfolio turnover rate was 24%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Great America Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Great America Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year and (2) the Great America Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Great America Fund pursues its investment objective by investing primarily in common stocks of companies organized in the United States that are engaged in a broad range of industries.  Under normal market conditions, the Great America Fund invests at least 80% of its net assets in securities issued by United States companies. The Great America Fund employs a value-based investment strategy and seeks long-term growth of capital by acquiring securities of companies at prices the Great America Fund’s investment adviser, Motley Fool Asset Management, LLC (the “Adviser”), believes to be significantly below their intrinsic value.  Although the Great America Fund may invest in companies with any market capitalization, given the Great America Fund’s value-based strategy, the Adviser expects that investments in the securities of United States companies having smaller- and mid-market capitalizations will be important components of the Great America Fund’s investment program.  Consequently, under normal market conditions, the Great America Fund limits its investments in large capitalization companies to no more than 25% of its net assets.  For this purpose, the Adviser defines large capitalization companies as the largest 200 companies in the U.S. by market capitalization as calculated and ranked at the end of each calendar quarter by a third-party aggregator of market data, such as Bloomberg or Reuters.  The Great America Fund generally invests in companies that have attractive balance sheets and high internal rates of return.  The Adviser believes that investors in the Great America Fund should have a long-term investment horizon of at least three years.

Under normal market circumstances, the Great America Fund seeks to stay fully invested and does not attempt to time the market.  In managing the Great America Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Great America Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for long-term growth of capital.  The Great America Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Great America Fund’s investment portfolio is generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 40% of the Great America Fund’s net assets.  To limit the risks associated with highly concentrated holdings, the Great America Fund generally does not invest more than 5% of its net assets in securities of any one issuer at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Great America Fund’s investments may increase or decrease, which will cause the value of the Great America Fund’s shares to increase or decrease.  As a result, you may lose money on your investment in the Great America Fund, and there can be no assurance that the Great America Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Great America Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Investments in Small and Mid-Capitalization Companies

The Great America Fund invests in securities of companies having relatively small market capitalizations.  Investments in securities of these companies may involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Great America Fund pursues a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Great America Fund could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Great America Fund, and there can be no assurance that the Great America Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the risks and volatility of an investment in the Great America Fund by showing the Great America Fund’s performance compared to a broad measure of market performance. The Great America Fund’s past performance, both before and after taxes, does not necessarily indicate how the Great America Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Great America Fund by showing the Great America Fund's performance compared to a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Great America Fund's past performance, both before and after taxes, does not necessarily indicate how the Great America Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the annual total returns for the Great America Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 13.20% in the quarter ended March 31, 2012 Worst Quarter: (17.07)% in the quarter ended September 30, 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.07%)
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Great America Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table shows how the Great America Fund’s average annual return compares with that of its benchmark, the Russell MidCap Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Great America Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	(Average annual total returns for the periods ended December 31, 2013)
Russell MidCap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2010
Motley Fool Great America Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	rr_MaximumAccountFee	$ 24
Management Fees (including any performance-based adjustment, as discussed in “MANAGEMENT OF THE FUND—Advisory Fees”)	rr_ManagementFeesOverAssets	0.98%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Annual Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,821
Annual Return 2011	rr_AnnualReturn2011	0.91%
Annual Return 2012	rr_AnnualReturn2012	17.15%
Annual Return 2013	rr_AnnualReturn2013	37.70%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2010
Motley Fool Great America Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.24%
Motley Fool Great America Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.22%

[1]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Great America Fund's expenses through the end of February 2015, or such later date as may be determined by the Great America Fund and the Adviser, to the extent necessary to limit the Great America Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.40% annually of the Great America Fund's average daily net assets. If the excluded expenses are incurred, the Great America Fund's operating expenses will be higher than 0.40% annually. The Adviser may recover from the Great America Fund fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Great America Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.40% annually of the Great America Fund's average daily net assets. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Great America Fund.